Operating Context - Additional Information (Detail) R$ in Millions	12 Months Ended
	Dec. 31, 2018 BRL (R$) Plant MW	Dec. 31, 2017 MW
Disclosure of operating context [line items]
Percentage of aggregate voting stock due to disposal	49.99%
Put options [member]
Disclosure of operating context [line items]
Commitments settled to share holders in relation to put option | R$	R$ 659
Baguari Energia [member]
Disclosure of operating context [line items]
Ownership interest	49.00%
Neoenergia [member]
Disclosure of operating context [line items]
Ownership interest	51.00%
Alianca [member]
Disclosure of operating context [line items]
Plant capacity		1,170
Assured energy offtake level of plant		668
BRAZIL | Transmissora Alianca de Energia Eletrica S.A. [member]
Disclosure of operating context [line items]
Principal place of business of joint operation	17 states
Light [member] | Axxiom solucoesTecnologicas S.A. [member]
Disclosure of operating context [line items]
Percentage of total capital holding	51.00%
Norte Energia [member] | Alianca Norte [member]
Disclosure of operating context [line items]
Interest acquisition percentage	9.00%
Cemig GT [member] | Axxiom solucoesTecnologicas S.A. [member]
Disclosure of operating context [line items]
Percentage of total capital holding	49.00%
Vale [member] | Alianca Norte [member]
Disclosure of operating context [line items]
Ownership interest	50.10%
Vale [member] | Alianca [member]
Disclosure of operating context [line items]
Percentage of total capital holding		55.00%
Cemig GT [member]
Disclosure of operating context [line items]
Number of power plants | Plant	64
Plant capacity	3,509
Cemig GT [member] | Hydroelectrical power plants [member]
Disclosure of operating context [line items]
Number of power plants | Plant	60
Cemig GT [member] | Wind power projects [member]
Disclosure of operating context [line items]
Number of power plants | Plant	2
Cemig GT [member] | Thermal power plant [member]
Disclosure of operating context [line items]
Number of power plants | Plant	1
Cemig GT [member] | Solar power plant [member]
Disclosure of operating context [line items]
Number of power plants | Plant	1
Cemig GT [member] | Alianca Norte [member]
Disclosure of operating context [line items]
Ownership interest	49.90%
Cemig GT [member] | Alianca [member]
Disclosure of operating context [line items]
Percentage of total capital holding		45.00%
Amazonia energia participacoes S A [member]
Disclosure of operating context [line items]
Ownership interest	74.50%
Amazonia energia participacoes S A [member] | Light [member]
Disclosure of operating context [line items]
Ownership interest	25.50%
Amazonia energia participacoes S A [member] | Norte Energia [member]
Disclosure of operating context [line items]
Interest acquisition percentage	9.77%
Cemig Geracao Tres Marias SA [member]
Disclosure of operating context [line items]
Plant capacity	396
Assured energy offtake level of plant	239
Cemig Gerao Salto Grande S.A. [member]
Disclosure of operating context [line items]
Plant capacity	102
Assured energy offtake level of plant	75
Cemig Geracao Itutinga S.A. [member]
Disclosure of operating context [line items]
Plant capacity	52
Assured energy offtake level of plant	28
Cemig Gerao Camargos S.A. [member]
Disclosure of operating context [line items]
Plant capacity	46
Assured energy offtake level of plant	21
Cemig Geracao Sul S.A. [member]
Disclosure of operating context [line items]
Plant capacity	39.53
Assured energy offtake level of plant	27.42
Cemig Geracao Leste SA [member]
Disclosure of operating context [line items]
Plant capacity	35.16
Assured energy offtake level of plant	18.64
Cemig Geracao Oeste S.A. [member]
Disclosure of operating context [line items]
Plant capacity	28.90
Assured energy offtake level of plant	11.21
Fip Melbourne [member]
Disclosure of operating context [line items]
Percentage of investments held for share capital	83.00%